Note 16 - Fair Value of Financial Instruments (Tables)	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
As at	July 31, 2022		October 31, 2021

	Book	Fair	Book	Fair
(thousands of Canadian dollars)	Value	Value	Value	Value

Assets

Cash	$84,214	$84,214	$271,523	$271,523
Securities	133,682	133,602	-	-
Loans	2,814,121	2,849,584	2,103,050	2,118,636
Other financial assets	3,744	3,744	3,596	3,596

Liabilities

Deposits	$2,475,063	$2,390,055	$1,853,204	$1,860,332
Subordinated notes payable	98,706	101,180	95,272	97,910
Other financial liabilities	151,000	151,000	130,657	130,657